Schedule of Investments (unaudited)
September 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 32.3%
Communication Services — 3.3%
Diversified Telecommunication Services — 1.1%
AT&T Inc., Senior Notes	2.300%	6/1/27	$10,070,000	$9,618,062
AT&T Inc., Senior Notes	2.250%	2/1/32	6,240,000	5,357,829
AT&T Inc., Senior Notes	2.550%	12/1/33	2,060,000	1,737,307
AT&T Inc., Senior Notes	5.350%	9/1/40	1,300,000	1,319,079
AT&T Inc., Senior Notes	5.550%	8/15/41	1,860,000	1,910,025
AT&T Inc., Senior Notes	4.350%	6/15/45	3,560,000	3,146,625
AT&T Inc., Senior Notes	3.500%	9/15/53	3,611,000	2,655,042
AT&T Inc., Senior Notes	3.550%	9/15/55	3,571,000	2,614,293
AT&T Inc., Senior Notes	3.800%	12/1/57	290,000	219,750
AT&T Inc., Senior Notes	3.650%	9/15/59	1,080,000	784,264
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	1,931,000	1,832,921
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,728,000	1,705,221
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	3,000,000	2,827,726
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	5,090,000	4,343,480
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	5,557,000	4,963,795
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	6,078,000	6,007,952
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	10,941,000	10,929,716 (a)
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	2,097,000	2,181,358
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	3,300,000	2,432,978
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	2,220,000	1,814,132
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	5,266,000	4,502,863
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	514,000	501,283
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	603,365
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	3,910,000	3,260,707
Total Diversified Telecommunication Services				77,269,773
Entertainment — 0.2%
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,970,000	2,328,977
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	2,240,000	2,241,342
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	3,410,000	3,297,991
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	3,180,000	3,013,491
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	7,050,000	6,265,051
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	1,080,000	882,173
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	240,000	185,253
Total Entertainment				18,214,278
Interactive Media & Services — 0.1%
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	6,010,000	6,136,738
Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	2,100,000	2,097,134
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	4,466,000	4,342,982
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	16,437,000	16,356,486
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	$6,700,000	$6,134,759
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	3,170,000	3,298,575
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	6,097,000	5,565,875
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,474,000	2,387,993
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,857,000	1,622,656
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	5,130,000	3,929,928
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	2,890,000	2,356,435
Comcast Corp., Senior Notes	4.150%	10/15/28	2,961,000	2,966,448
Comcast Corp., Senior Notes	3.400%	4/1/30	740,000	710,136
Comcast Corp., Senior Notes	4.250%	10/15/30	12,817,000	12,798,740
Comcast Corp., Senior Notes	3.900%	3/1/38	3,430,000	3,097,470
Comcast Corp., Senior Notes	3.750%	4/1/40	4,130,000	3,577,275
Comcast Corp., Senior Notes	3.969%	11/1/47	5,770,000	4,827,080
Comcast Corp., Senior Notes	3.450%	2/1/50	2,420,000	1,833,266
Comcast Corp., Senior Notes	2.800%	1/15/51	5,160,000	3,427,551
Comcast Corp., Senior Notes	2.887%	11/1/51	1,250,000	840,750
Comcast Corp., Senior Notes	2.937%	11/1/56	3,364,000	2,200,649
Comcast Corp., Senior Notes	4.950%	10/15/58	850,000	818,020
Fox Corp., Senior Notes	6.500%	10/13/33	1,240,000	1,357,517
Fox Corp., Senior Notes	5.476%	1/25/39	5,540,000	5,591,765
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	1,881,000	1,862,614
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	423,543
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	985,000	986,888
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	3,388,000	3,073,885
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	15,615
Total Media				98,502,035
Wireless Telecommunication Services — 0.5%
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	1,010,000	1,002,978
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	1,330,000	1,314,237
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	13,780,000	13,404,239
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	2,600,000	2,318,073
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	13,620,000	11,755,860
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	3,230,000	3,328,733
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	2,300,000	2,122,043
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	2,050,000	1,575,353
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	890,000	646,606
Total Wireless Telecommunication Services				37,468,122

Total Communication Services				237,590,946
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Discretionary — 1.9%
Automobiles — 0.2%
Ford Motor Co., Senior Notes	6.100%	8/19/32	$6,860,000	$7,034,070
General Motors Co., Senior Notes	5.600%	10/15/32	1,470,000	1,516,885
General Motors Co., Senior Notes	5.150%	4/1/38	627,000	601,372
General Motors Co., Senior Notes	6.250%	10/2/43	1,706,000	1,751,666
General Motors Co., Senior Notes	5.950%	4/1/49	716,000	710,281
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	949,000	947,070
Total Automobiles				12,561,344
Broadline Retail — 0.4%
Amazon.com Inc., Senior Notes	3.600%	4/13/32	3,300,000	3,190,428
Amazon.com Inc., Senior Notes	3.875%	8/22/37	3,515,000	3,307,242
Amazon.com Inc., Senior Notes	2.500%	6/3/50	11,070,000	7,322,430
Amazon.com Inc., Senior Notes	4.250%	8/22/57	1,380,000	1,250,212
Prosus NV, Senior Notes	4.027%	8/3/50	14,130,000	10,338,053 (a)
Prosus NV, Senior Notes	3.832%	2/8/51	10,560,000	7,438,243 (a)
Total Broadline Retail				32,846,608
Hotels, Restaurants & Leisure — 1.1%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	1,610,000	1,582,984
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	3,150,000	3,275,082
McDonald’s Corp., Senior Notes	3.500%	7/1/27	3,620,000	3,570,421
McDonald’s Corp., Senior Notes	3.600%	7/1/30	2,180,000	2,116,647
McDonald’s Corp., Senior Notes	4.875%	12/9/45	5,550,000	5,393,859
McDonald’s Corp., Senior Notes	3.625%	9/1/49	800,000	630,723
McDonald’s Corp., Senior Notes	4.200%	4/1/50	5,490,000	4,751,890
Sands China Ltd., Senior Notes	5.125%	8/8/25	7,179,000	7,167,940
Sands China Ltd., Senior Notes	5.400%	8/8/28	21,165,000	21,381,984
Sands China Ltd., Senior Notes	2.850%	3/8/29	4,690,000	4,262,748
Sands China Ltd., Senior Notes	4.375%	6/18/30	10,470,000	10,034,964
Sands China Ltd., Senior Notes	3.250%	8/8/31	14,050,000	12,363,046
Total Hotels, Restaurants & Leisure				76,532,288
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	5.700%	4/1/26	179,000	179,594
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.700%	4/15/30	2,530,000	2,354,343
Home Depot Inc., Senior Notes	3.300%	4/15/40	2,970,000	2,483,822
Home Depot Inc., Senior Notes	3.900%	6/15/47	820,000	700,860
Home Depot Inc., Senior Notes	3.350%	4/15/50	5,660,000	4,353,858
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	2,000,000	2,026,308
Total Specialty Retail				11,919,191
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	3.250%	3/27/40	1,230,000	1,032,526

Total Consumer Discretionary				135,071,551
Consumer Staples — 1.2%
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	8,601,000	8,477,403
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Beverages — continued
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	$6,928,000	$7,110,636
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	9,770,000	9,231,924
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	140,000	151,023
Coca-Cola Co., Senior Notes	2.500%	6/1/40	480,000	363,506
Total Beverages				25,334,492
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	4,610,000	4,650,250
Food Products — 0.1%
Mars Inc., Senior Notes	3.200%	4/1/30	2,608,000	2,469,416 (a)
Mars Inc., Senior Notes	2.375%	7/16/40	3,260,000	2,326,150 (a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	2,000,000	1,960,657
Total Food Products				6,756,223
Personal Care Products — 0.1%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	1,630,000	1,574,370
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	4,020,000	3,782,547
Kenvue Inc., Senior Notes	4.900%	3/22/33	4,670,000	4,835,729
Total Personal Care Products				10,192,646
Tobacco — 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	220,000	216,735
Altria Group Inc., Senior Notes	4.800%	2/14/29	2,049,000	2,075,163
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,370,000	2,023,553
Altria Group Inc., Senior Notes	6.875%	11/1/33	4,370,000	4,938,558
Altria Group Inc., Senior Notes	5.800%	2/14/39	2,665,000	2,803,177
Altria Group Inc., Senior Notes	5.950%	2/14/49	9,414,000	9,884,899
Altria Group Inc., Senior Notes	6.200%	2/14/59	710,000	753,205
BAT Capital Corp., Senior Notes	3.557%	8/15/27	1,845,000	1,807,767
BAT Capital Corp., Senior Notes	2.259%	3/25/28	2,050,000	1,908,009
BAT Capital Corp., Senior Notes	6.000%	2/20/34	4,300,000	4,597,910
BAT Capital Corp., Senior Notes	4.540%	8/15/47	1,137,000	961,022
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	2,320,000	2,379,356
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	2,500,000	2,232,817
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	910,000	946,121
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	1,710,000	1,776,500
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	906,000	837,467
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,110,000	1,154,737
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,610,000	1,611,701
Total Tobacco				42,908,697

Total Consumer Staples				89,842,308
Energy — 6.4%
Oil, Gas & Consumable Fuels — 6.4%
Apache Corp., Senior Notes	6.000%	1/15/37	89,000	92,017
Apache Corp., Senior Notes	5.100%	9/1/40	2,243,000	1,995,846
Apache Corp., Senior Notes	5.250%	2/1/42	2,488,000	2,232,754
Apache Corp., Senior Notes	4.750%	4/15/43	3,142,000	2,596,834
Apache Corp., Senior Notes	4.250%	1/15/44	5,214,000	3,958,507
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	$4,570,000	$4,437,914
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	7,230,000	5,012,577
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,240,000	816,617
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	760,000	517,036
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	5,740,000	5,156,612 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	8,450,000	7,297,460 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	6,160,000	6,576,548 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	1,530,000	1,724,369 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	6,905,000	6,807,010
Continental Resources Inc., Senior Notes	4.900%	6/1/44	4,190,000	3,586,028
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	5,909,000	5,823,030
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	14,960,000	14,778,440
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,774,000	2,802,831
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,026,000	1,030,995
Devon Energy Corp., Senior Notes	4.500%	1/15/30	2,428,000	2,407,405
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,450,000	9,267,870
Devon Energy Corp., Senior Notes	4.750%	5/15/42	5,440,000	4,820,145
Devon Energy Corp., Senior Notes	5.000%	6/15/45	7,908,000	7,066,226
Devon Energy Corp., Senior Notes	5.750%	9/15/54	750,000	730,530
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	4,712,000	4,483,418
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	3,540,000	3,229,148
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	3,170,000	2,633,477
Ecopetrol SA, Senior Notes	5.875%	5/28/45	34,775,000	26,127,640
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	2,646,000	3,201,282
Energy Transfer LP, Senior Notes	2.900%	5/15/25	2,240,000	2,212,716
Energy Transfer LP, Senior Notes	4.750%	1/15/26	530,000	530,764
Energy Transfer LP, Senior Notes	5.500%	6/1/27	6,670,000	6,841,789
Energy Transfer LP, Senior Notes	5.250%	4/15/29	4,178,000	4,299,295
Energy Transfer LP, Senior Notes	3.750%	5/15/30	10,838,000	10,355,837
Energy Transfer LP, Senior Notes	5.550%	5/15/34	5,820,000	6,030,114
Energy Transfer LP, Senior Notes	5.300%	4/1/44	540,000	516,825
Energy Transfer LP, Senior Notes	5.400%	10/1/47	4,261,000	4,060,126
Energy Transfer LP, Senior Notes	6.250%	4/15/49	4,322,000	4,547,463
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	5,816,000	5,814,133
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	2,640,000	2,521,895
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	6,520,000	6,084,725
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	8,120,000	8,240,435
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	3,670,000	4,179,373
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	430,000	533,207
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	410,000	390,982
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	3,620,000	3,568,600
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	3,960,000	3,701,581
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	3,930,000	3,060,627
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	905,000	710,511
EOG Resources Inc., Senior Notes	3.900%	4/1/35	3,970,000	3,723,534
EOG Resources Inc., Senior Notes	4.950%	4/15/50	8,555,000	8,258,057
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
EQT Corp., Senior Notes	7.000%	2/1/30	$2,880,000	$3,146,432
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	2,000,000	1,873,429
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	3,663,000	3,266,589
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	910,000	705,705
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	3,953,000	3,992,589 (a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	13,553,000	12,551,840 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	128,031
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	620,000	673,897
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	540,000	531,433
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	140,000	135,479
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	6,820,000	6,833,355
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	90,000	84,147
MPLX LP, Senior Notes	4.125%	3/1/27	2,687,000	2,673,226
MPLX LP, Senior Notes	4.000%	3/15/28	1,287,000	1,269,560
MPLX LP, Senior Notes	4.800%	2/15/29	1,684,000	1,711,023
MPLX LP, Senior Notes	4.500%	4/15/38	2,478,000	2,291,673
MPLX LP, Senior Notes	5.200%	3/1/47	4,860,000	4,610,497
MPLX LP, Senior Notes	4.700%	4/15/48	4,107,000	3,584,165
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	627,000	634,625
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,550,000	2,475,721
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,257,000	2,180,009
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	12,009,000	11,316,960
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	3,410,000	3,949,581
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,346,000	2,437,463
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	16,772,000	13,649,039
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,060,000	4,203,522
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	1,880,000	2,024,418
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	3,376,000	2,742,484
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,349,000	2,555,954
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,594,000	3,623,715
ONEOK Inc., Senior Notes	5.550%	11/1/26	2,680,000	2,741,559
ONEOK Inc., Senior Notes	5.800%	11/1/30	2,940,000	3,131,510
ONEOK Inc., Senior Notes	6.050%	9/1/33	3,890,000	4,158,453
ONEOK Inc., Senior Notes	6.625%	9/1/53	2,190,000	2,431,749
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	4,934,000	5,219,154 (a)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	23,799,000	18,828,995 (a)
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,890,000	1,818,109
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	7,460,000	6,556,029
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	21,280,000	16,174,104 (a)
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,451,000	1,368,601
Shell International Finance BV, Senior Notes	4.375%	5/11/45	2,964,000	2,694,675
Shell International Finance BV, Senior Notes	4.000%	5/10/46	3,779,000	3,236,412
Shell International Finance BV, Senior Notes	3.250%	4/6/50	8,560,000	6,357,550
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	2,385,000	2,803,998
Targa Resources Corp., Senior Notes	4.950%	4/15/52	1,800,000	1,621,766
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,070,000	1,896,233 (a)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	$15,876,000	$16,425,116
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	3,730,000	3,495,200
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	7,310,000	7,042,737
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	3,680,000	3,626,345
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,650,000	1,560,383
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,125,000	2,424,340
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	23,000	26,266
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	5,295,000	6,482,693
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	5,010,000	5,067,136
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	2,166,000	2,006,040
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	3,970,000	3,782,023
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	1,340,000	1,224,378

Total Energy				467,451,270
Financials — 10.6%
Banks — 6.7%
Banco Santander SA, Senior Notes	2.746%	5/28/25	18,000,000	17,726,759
Bank of America Corp., Senior Notes	5.000%	1/21/44	5,265,000	5,359,730
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	14,430,000	14,077,742 (b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	10,200,000	8,946,536 (b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	10,960,000	9,943,979 (b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	7,940,000	7,114,123 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	15,916,000	15,486,712 (b)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. Term SOFR + 1.452%)	3.946%	1/23/49	2,097,000	1,793,034 (b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	11,564,000	11,365,048 (b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	5,700,000	4,956,914 (b)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	1,560,000	1,417,805 (b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	3,890,000	3,896,763 (b)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	8,550,000	8,511,656 (b)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	5,000	4,985
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	5,500,000	5,498,555
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	3,000,000	2,532,380 (b)
Bank of Montreal, Senior Notes	1.850%	5/1/25	920,000	905,541
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	1,316,000	1,279,111 (b)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	830,000	812,112
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	4,470,000	4,253,545 (b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	4,698,000	4,714,630 (b)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	5,533,000	5,503,856 (a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	3,739,000	3,721,257 (a)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	$6,440,000	$6,317,553 (a)(b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	3,150,000	2,908,081 (a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	14,500,000	14,812,859 (a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	6,074,000	6,220,483 (a)(b)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	9,800,000	10,584,078 (a)(b)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,213,000	1,610,247
Citigroup Inc., Senior Notes	4.650%	7/30/45	2,637,000	2,510,050
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,675,000	1,581,183
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	5,000,000	4,397,149 (b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	2,250,000	2,228,234 (b)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	12,614,000	12,315,807 (b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	9,800,000	9,184,883 (b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	11,738,000	11,498,920 (b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	8,360,000	8,305,168 (b)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	4,200,000	4,234,935 (b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	4,549,000	4,533,641
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	12,182,000	12,200,982
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	456,558
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	605,000	658,001
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	564,000	665,445
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	3,000	3,054
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	716,000	672,258
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	7,477,000	7,439,392
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	833,000	820,872
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	2,050,000	1,998,399 (a)(b)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	4,190,000	4,114,466 (a)(b)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	4,280,000	3,990,942 (a)(b)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	3,470,000	3,396,744 (a)(b)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	1,463,000	1,409,364 (a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	2,850,000	2,835,120 (a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,500,000	1,494,451 (a)(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	6,780,000	6,174,148 (b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	5,781,000	5,722,226 (b)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	2,457,000	2,445,084
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,003,000	4,035,590 (a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	4,590,000	4,517,636 (b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	8,560,000	7,778,712 (b)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	6,570,000	5,781,390 (b)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	$4,000,000	$3,569,110 (b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	890,000	658,147 (b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	10,041,000	10,089,717 (b)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	6,000,000	6,033,738 (b)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	5,791,000	5,790,059
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	3,047,000	3,068,778
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	3,873,000	3,815,208
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	856,000	855,426
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	1,680,000	1,677,378
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,000,000	998,500
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	1,000,000	994,366 (b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	2,000,000	1,990,153 (b)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	4,330,000	4,508,151 (b)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	3,520,000	3,440,101
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	4,630,000	4,471,556
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	1,230,000	1,279,642
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	484,000	430,118 (a)
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	1,290,000	1,260,289
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	760,000	755,299
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	3,780,000	3,880,051 (b)
US Bancorp, Senior Notes	1.450%	5/12/25	5,070,000	4,977,984
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	5,650,000	5,922,940 (b)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	2,280,000	2,435,356 (b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	3,044,000	2,975,854
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	2,548,000	2,541,059
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	9,520,000	9,366,729 (b)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	11,890,000	11,032,865 (b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	6,250,000	5,715,528 (b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	7,200,000	7,211,150 (b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	30,290,000	29,719,946 (b)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	7,416,000	7,434,219
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	433,791
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,522,000	1,573,687
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,513,000	1,383,209
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	1,939,000	1,820,123
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	6,938,000	6,077,910
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	6,130,000	5,623,825
Total Banks				487,488,840
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — 3.0%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	$4,990,000	$5,136,881
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	2,390,000	2,613,802 (b)
Goldman Sachs Capital II, Ltd. GTD (3 mo. Term SOFR + 1.029%)	6.045%	10/31/24	22,000	18,638 (b)(c)
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	2,010,000	1,997,814
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	8,465,000	8,339,956
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	4,471,000	5,084,979
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	2,056,000	1,999,391
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	4,920,000	4,323,924 (b)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	2,570,000	1,954,979 (b)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	2,370,000	2,332,093 (b)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	6,496,000	6,393,971 (b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	7,836,000	7,683,637 (b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	15,505,000	15,417,891 (b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	6,394,000	6,371,906
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	185,000	213,121
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	4,871,000	4,872,463
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	331,000	335,115 (a)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	13,380,000	13,173,222 (b)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	4,090,000	3,522,512 (b)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	1,030,000	899,379 (b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	8,940,000	8,191,707 (b)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	12,130,000	11,650,357 (b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	4,769,000	4,691,267 (b)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	4,534,000	4,544,957 (b)
State Street Corp., Senior Notes	3.300%	12/16/24	1,048,000	1,044,452
UBS AG, Senior Notes	7.950%	1/9/25	15,000,000	15,117,459
UBS AG, Senior Notes	2.950%	4/9/25	6,410,000	6,347,237
UBS AG, Senior Notes	7.500%	2/15/28	15,780,000	17,336,571
UBS AG, Senior Notes	4.500%	6/26/48	899,000	857,051
UBS Group AG, Senior Notes	4.125%	9/24/25	2,731,000	2,723,240 (a)
UBS Group AG, Senior Notes (1.305% to 2/2/26 then SOFR + 0.980%)	1.305%	2/2/27	9,300,000	8,898,891 (a)(b)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	4,200,000	3,641,511 (a)(b)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	2,190,000	1,975,846 (a)(b)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	10,386,000	10,146,393 (a)(b)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	3,450,000	3,440,556 (a)(b)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	6,030,000	6,069,514 (a)(b)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	16,575,000	20,957,278 (a)(b)
Total Capital Markets				220,319,961
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Finance — 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	$1,080,000	$1,082,280
Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	11,200,000	10,759,444
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	8,310,000	7,852,526
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	6,410,000	5,787,097
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	269,000	293,272
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	3,214,000	2,981,328
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	6.815%	12/21/65	1,623,000	1,303,358 (a)(b)
Mastercard Inc., Senior Notes	3.850%	3/26/50	8,860,000	7,500,214
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	1,100,000	997,503
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	2,530,000	2,537,945
USAA Capital Corp., Senior Notes	2.125%	5/1/30	650,000	581,810 (a)
Visa Inc., Senior Notes	4.300%	12/14/45	2,583,000	2,408,242
Total Financial Services				43,002,739
Insurance — 0.3%
Aon North America Inc., Senior Notes	5.450%	3/1/34	9,030,000	9,484,789
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	131,000	107,962
Chubb INA Holdings LLC, Senior Notes	3.350%	5/3/26	654,000	646,560
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	4,675,000	4,966,294
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	1,480,000	1,446,017 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	93,000	111,075 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	2,340,000	2,238,207 (a)
Total Insurance				19,000,904

Total Financials				770,894,724
Health Care — 3.1%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	4.800%	3/15/29	4,300,000	4,426,570
AbbVie Inc., Senior Notes	3.200%	11/21/29	21,130,000	20,212,140
AbbVie Inc., Senior Notes	4.950%	3/15/31	850,000	884,063
AbbVie Inc., Senior Notes	5.050%	3/15/34	3,070,000	3,207,853
AbbVie Inc., Senior Notes	4.550%	3/15/35	233,000	233,150
AbbVie Inc., Senior Notes	4.875%	11/14/48	1,160,000	1,142,592
AbbVie Inc., Senior Notes	4.250%	11/21/49	8,219,000	7,367,467
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,927,000	2,803,026
Total Biotechnology				40,276,861
Health Care Equipment & Supplies — 0.4%
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	336,000	334,959
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	354,000	331,057
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	7,240,000	4,795,901 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	5,190,000	5,341,026 (a)
Solventum Corp., Senior Notes	5.450%	3/13/31	5,410,000	5,579,243 (a)
Solventum Corp., Senior Notes	5.600%	3/23/34	6,800,000	7,044,593 (a)
Solventum Corp., Senior Notes	5.900%	4/30/54	5,410,000	5,608,106 (a)
Total Health Care Equipment & Supplies				29,034,885
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — 1.5%
Aetna Inc., Senior Notes	3.875%	8/15/47	$2,006,000	$1,567,672
Cigna Group, Senior Notes	4.375%	10/15/28	13,862,000	13,919,329
Cigna Group, Senior Notes	4.800%	8/15/38	6,260,000	6,102,207
Cigna Group, Senior Notes	4.900%	12/15/48	2,430,000	2,290,085
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	320,363
CVS Health Corp., Senior Notes	3.875%	7/20/25	1,120,000	1,112,190
CVS Health Corp., Senior Notes	3.625%	4/1/27	2,780,000	2,741,964
CVS Health Corp., Senior Notes	4.300%	3/25/28	5,562,000	5,548,090
CVS Health Corp., Senior Notes	3.750%	4/1/30	6,540,000	6,268,590
CVS Health Corp., Senior Notes	2.125%	9/15/31	4,810,000	4,065,734
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,870,000	1,765,222
CVS Health Corp., Senior Notes	4.125%	4/1/40	2,200,000	1,885,377
CVS Health Corp., Senior Notes	5.125%	7/20/45	2,954,000	2,753,929
CVS Health Corp., Senior Notes	5.050%	3/25/48	10,148,000	9,269,090
CVS Health Corp., Senior Notes	4.250%	4/1/50	1,660,000	1,341,217
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	223,623	234,083
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	2,376,849	2,417,915
Elevance Health Inc., Senior Notes	3.350%	12/1/24	1,791,000	1,785,672
Elevance Health Inc., Senior Notes	3.650%	12/1/27	4,447,000	4,385,376
Elevance Health Inc., Senior Notes	4.100%	5/15/32	4,230,000	4,130,242
Elevance Health Inc., Senior Notes	4.550%	5/15/52	1,110,000	991,366
Humana Inc., Senior Notes	3.950%	3/15/27	6,000	5,951
Humana Inc., Senior Notes	3.700%	3/23/29	5,900,000	5,743,324
Humana Inc., Senior Notes	3.125%	8/15/29	8,290,000	7,826,746
Humana Inc., Senior Notes	2.150%	2/3/32	2,330,000	1,960,762
Humana Inc., Senior Notes	4.625%	12/1/42	9,000	8,080
Humana Inc., Senior Notes	4.800%	3/15/47	242,000	218,818
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	3,850,000	3,433,706
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	1,950,000	1,935,299
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	641,996
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	3,790,000	2,903,295
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,576,000	1,693,879
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	1,640,000	1,452,721
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	4,730,000	3,315,876
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	1,437,000	1,065,367
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	2,339,000	1,867,130
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	770,000	526,016
Total Health Care Providers & Services				109,494,679
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	3,520,000	3,686,819
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	7,610,000	8,028,202
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	2,520,000	2,671,616
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	960,000	1,018,158
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	6,920,000	7,076,945
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	1,360,000	1,383,729
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	5,550,000	5,674,698
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — continued
Johnson & Johnson, Senior Notes	2.100%	9/1/40	$6,010,000	$4,372,161
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	6,010,000	4,068,049
Pfizer Inc., Senior Notes	2.625%	4/1/30	6,180,000	5,734,683
Pfizer Inc., Senior Notes	1.700%	5/28/30	2,790,000	2,462,968
Pfizer Inc., Senior Notes	2.550%	5/28/40	3,050,000	2,287,223
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,245,000	1,379,723
Total Pharmaceuticals				49,844,974

Total Health Care				228,651,399
Industrials — 2.1%
Aerospace & Defense — 1.2%
Boeing Co., Senior Notes	4.875%	5/1/25	16,570,000	16,510,027
Boeing Co., Senior Notes	3.100%	5/1/26	1,379,000	1,337,393
Boeing Co., Senior Notes	2.700%	2/1/27	2,588,000	2,455,305
Boeing Co., Senior Notes	3.200%	3/1/29	3,320,000	3,074,223
Boeing Co., Senior Notes	5.150%	5/1/30	1,673,000	1,677,584
Boeing Co., Senior Notes	3.250%	2/1/35	3,387,000	2,759,014
Boeing Co., Senior Notes	3.750%	2/1/50	700,000	492,493
General Dynamics Corp., Senior Notes	4.250%	4/1/40	680,000	636,940
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,730,000	1,735,983
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	271,000	266,465
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	3,710,000	3,636,478
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	9,600,000	8,472,732
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	1,712,000	1,774,705
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	2,679,000	2,662,589
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	2,144,000	2,083,906
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	13,810,000	14,117,542
RTX Corp., Senior Notes	4.125%	11/16/28	1,950,000	1,945,599
RTX Corp., Senior Notes	2.250%	7/1/30	5,010,000	4,500,293
RTX Corp., Senior Notes	6.000%	3/15/31	4,900,000	5,331,084
RTX Corp., Senior Notes	4.500%	6/1/42	833,000	775,374
RTX Corp., Senior Notes	4.150%	5/15/45	3,220,000	2,817,263
RTX Corp., Senior Notes	3.125%	7/1/50	8,220,000	5,893,217
Total Aerospace & Defense				84,956,209
Air Freight & Logistics — 0.3%
DP World Ltd., Senior Notes	5.625%	9/25/48	19,999,000	20,056,997 (a)
Commercial Services & Supplies — 0.1%
Cintas Corp. No 2, Senior Notes	4.000%	5/1/32	830,000	814,273
Waste Connections Inc., Senior Notes	5.000%	3/1/34	3,160,000	3,244,900
Total Commercial Services & Supplies				4,059,173
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	4.150%	11/2/42	1,234,000	1,130,463
Emerson Electric Co., Senior Notes	2.800%	12/21/51	8,470,000	5,828,626
Total Electrical Equipment				6,959,089
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	100,000	69,060
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ground Transportation — continued
Union Pacific Corp., Senior Notes	2.150%	2/5/27	$3,750,000	$3,597,167
Union Pacific Corp., Senior Notes	2.400%	2/5/30	4,710,000	4,323,605
Union Pacific Corp., Senior Notes	2.891%	4/6/36	170,000	146,389
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,990,000	2,392,921
Union Pacific Corp., Senior Notes	3.750%	2/5/70	5,090,000	3,860,114
Total Ground Transportation				14,389,256
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	6,810,000	7,091,413
Passenger Airlines — 0.1%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,440,000	1,436,156
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	4,910,000	4,880,921 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	3,640,000	3,636,765 (a)
Total Passenger Airlines				9,953,842
Trading Companies & Distributors — 0.0%††
Air Lease Corp., Senior Notes	5.300%	2/1/28	3,295,000	3,385,942

Total Industrials				150,851,921
Information Technology — 1.4%
Semiconductors & Semiconductor Equipment — 1.0%
Broadcom Inc., Senior Notes	4.150%	11/15/30	2,012,000	1,987,609
Broadcom Inc., Senior Notes	3.137%	11/15/35	8,820,000	7,545,721 (a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	257,000	217,923 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	1,705,000	1,704,318 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	6,000,000	6,214,336 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	7,390,000	7,536,632 (a)
Intel Corp., Senior Notes	5.200%	2/10/33	3,120,000	3,162,471
Intel Corp., Senior Notes	4.750%	3/25/50	3,735,000	3,238,907
Intel Corp., Senior Notes	3.050%	8/12/51	800,000	512,872
KLA Corp., Senior Notes	4.650%	7/15/32	2,520,000	2,579,805
Micron Technology Inc., Senior Notes	5.300%	1/15/31	4,130,000	4,292,712
Micron Technology Inc., Senior Notes	5.875%	2/9/33	1,660,000	1,773,709
NVIDIA Corp., Senior Notes	3.700%	4/1/60	4,710,000	3,881,894
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	2,030,000	2,002,359
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	2,300,000	2,135,534
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	3,924,000	3,500,583
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	7,100,000	6,752,203
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	19,030,000	16,859,369
Total Semiconductors & Semiconductor Equipment				75,898,957
Software — 0.4%
Microsoft Corp., Senior Notes	2.921%	3/17/52	1,131,000	831,170
Oracle Corp., Senior Notes	1.650%	3/25/26	9,130,000	8,780,208
Oracle Corp., Senior Notes	2.950%	4/1/30	820,000	762,798
Oracle Corp., Senior Notes	4.650%	5/6/30	5,570,000	5,682,622
Oracle Corp., Senior Notes	2.875%	3/25/31	7,160,000	6,517,191
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Oracle Corp., Senior Notes	3.600%	4/1/50	$720,000	$548,614
Oracle Corp., Senior Notes	5.375%	9/27/54	4,580,000	4,580,594
Total Software				27,703,197

Total Information Technology				103,602,154
Materials — 1.2%
Chemicals — 0.5%
MEGlobal BV, Senior Notes	2.625%	4/28/28	21,200,000	19,669,233 (a)
OCP SA, Senior Notes	4.500%	10/22/25	3,466,000	3,438,024 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	12,260,000	11,614,808 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	2,220,000	1,879,432 (a)
Total Chemicals				36,601,497
Metals & Mining — 0.5%
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	725,000	728,746 (a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,212,000	2,178,628 (a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	2,000	2,112
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	4,848,000	5,227,382
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	1,423,000	1,428,093
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,664,000	1,727,493
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,670,000	1,678,785
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	3,507,000	3,475,062 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	1,885,000	1,859,157 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	17,818,000	17,410,066
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	2,052,000	2,289,537
Total Metals & Mining				38,005,061
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	9,095,000	9,423,590

Total Materials				84,030,148
Real Estate — 0.0%††
Retail REITs — 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,433,000	1,197,799 (a)

Utilities — 1.1%
Electric Utilities — 1.1%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	7,500,000	6,593,904 (a)
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,415,000	1,367,239 (a)
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	17,715,000	14,942,725 (a)
Exelon Corp., Senior Notes	5.625%	6/15/35	1,240,000	1,317,334
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	1,770,000	1,711,376
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	12,912,000	12,786,720
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	970,000	889,733
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	3,337,000	3,280,180
Mid-Atlantic Interstate Transmission LLC, Senior Notes	4.100%	5/15/28	1,594,000	1,582,706 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	3,160,000	2,962,065
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	2,970,000	2,603,184
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	830,000	645,088
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	2,950,000	2,138,311
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	$16,594,000	$15,966,324 (d)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	4,056,000	4,271,118 (a)
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	1,760,000	1,487,512
Total Electric Utilities				74,545,519
Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	570,000	548,837
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,310,000	1,122,622
Total Multi-Utilities				1,671,459

Total Utilities				76,216,978
Total Corporate Bonds & Notes (Cost — $2,488,611,973)				2,345,401,198
Mortgage-Backed Securities — 28.7%
FHLMC — 6.1%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/38- 2/1/52	27,361,082	25,884,711
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/40- 2/1/52	150,613,847	130,318,929
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40- 2/1/51	36,125,150	30,006,759
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	7/1/41- 9/1/53	17,882,735	18,575,727
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	12/1/44- 5/1/53	29,485,929	29,687,737
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	1/1/50	373,998	344,203
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50- 2/1/52	97,775,202	86,044,716
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	10/1/52	474,192	466,630
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	1/1/53- 4/1/54	45,873,472	46,718,711
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	5/1/53- 10/1/53	21,308,181	22,290,920
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.627%)	3.008%	11/1/48	20,118,054	19,649,761 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	6/1/25- 6/1/41	1,057,894	1,076,707
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	2/1/29- 5/1/47	1,728,570	1,725,286
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32- 3/1/39	197,315	207,127
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32- 9/1/39	131,127	139,039
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33- 3/1/45	4,602,545	4,423,305
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35	$80,457	$83,289
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41- 8/1/47	11,338,150	11,112,204
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	5/1/47- 9/1/48	14,822,325	13,660,163
Total FHLMC				442,415,924
FNMA — 16.6%
Federal National Mortgage Association (FNMA)	7.500%	8/1/25- 4/1/28	6,256	6,262
Federal National Mortgage Association (FNMA)	6.000%	1/1/26- 7/1/53	28,227,348	29,290,928
Federal National Mortgage Association (FNMA)	7.000%	4/1/27- 11/1/38	242,787	252,620
Federal National Mortgage Association (FNMA)	4.500%	4/1/31- 1/1/59	51,029,509	50,866,335
Federal National Mortgage Association (FNMA)	6.500%	2/1/32- 1/1/53	16,922,875	17,706,239
Federal National Mortgage Association (FNMA)	3.500%	12/1/34- 5/1/52	27,762,583	26,590,049
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 3/1/52	126,345,825	117,588,631
Federal National Mortgage Association (FNMA)	5.500%	4/1/36- 9/1/56	25,888,905	26,518,502
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 9/1/61	100,876,618	89,799,736
Federal National Mortgage Association (FNMA)	5.000%	1/1/39- 7/1/53	30,246,117	30,715,789
Federal National Mortgage Association (FNMA)	2.000%	8/1/40- 3/1/52	155,447,233	133,302,483
Federal National Mortgage Association (FNMA)	1.500%	4/1/41- 3/1/51	29,200,557	23,503,724
Federal National Mortgage Association (FNMA)	4.000%	7/1/42- 6/1/57	32,468,357	31,567,531
Federal National Mortgage Association (FNMA)	2.000%	10/1/54	53,200,000	43,989,691 (e)
Federal National Mortgage Association (FNMA)	2.500%	10/1/54	197,100,000	170,160,541 (e)
Federal National Mortgage Association (FNMA)	3.000%	10/1/54	168,300,000	151,075,352 (e)
Federal National Mortgage Association (FNMA)	3.500%	10/1/54	49,900,000	46,473,053 (e)
Federal National Mortgage Association (FNMA)	4.000%	10/1/54	62,100,000	59,643,304 (e)
Federal National Mortgage Association (FNMA)	4.500%	10/1/54	54,300,000	53,386,854 (e)
Federal National Mortgage Association (FNMA)	5.000%	10/1/54	26,700,000	26,686,441 (e)
Federal National Mortgage Association (FNMA)	5.500%	10/1/54	30,100,000	30,453,245 (e)
Federal National Mortgage Association (FNMA)	6.000%	10/1/54	36,100,000	36,900,884 (e)
Federal National Mortgage Association (FNMA)	6.500%	10/1/54	12,700,000	13,094,327 (e)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.831%)	7.005%	11/1/35	83,653	85,779 (b)
Total FNMA				1,209,658,300
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — 6.0%
Government National Mortgage Association (GNMA)	7.000%	5/15/26- 5/15/32	$2,484	$2,488
Government National Mortgage Association (GNMA)	6.500%	3/15/28- 8/15/34	926,926	965,589
Government National Mortgage Association (GNMA)	6.000%	12/15/28- 6/15/35	744,552	770,753
Government National Mortgage Association (GNMA)	7.500%	3/15/29- 8/15/32	13,207	13,360
Government National Mortgage Association (GNMA)	5.500%	2/15/35- 6/15/36	57,744	60,162
Government National Mortgage Association (GNMA)	5.000%	1/15/40	13,392	13,721
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	5,509,800	5,152,026
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	3,284,828	3,139,057
Government National Mortgage Association (GNMA)	4.000%	3/15/50	281,399	274,506
Government National Mortgage Association (GNMA) II	6.000%	9/20/36- 1/20/54	48,279,108	49,843,761
Government National Mortgage Association (GNMA) II	6.500%	10/20/37- 1/20/54	19,201,734	19,872,479
Government National Mortgage Association (GNMA) II	4.500%	1/20/40- 9/20/52	37,690,100	37,517,444
Government National Mortgage Association (GNMA) II	5.000%	7/20/40- 8/20/53	41,958,010	42,319,362
Government National Mortgage Association (GNMA) II	3.500%	6/20/44- 6/20/52	39,768,475	37,716,820
Government National Mortgage Association (GNMA) II	4.000%	10/20/44- 6/20/52	24,118,500	23,475,083
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 3/20/52	19,650,116	17,749,437
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 12/20/51	16,021,031	13,909,996
Government National Mortgage Association (GNMA) II	2.000%	3/20/51	23,940,867	20,026,890
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	11,794,042	11,961,190
Government National Mortgage Association (GNMA) II	2.500%	10/20/54	24,000,000	21,154,701 (e)
Government National Mortgage Association (GNMA) II	3.000%	10/20/54	19,900,000	18,149,399 (e)
Government National Mortgage Association (GNMA) II	3.500%	10/20/54	21,400,000	20,107,546 (e)
Government National Mortgage Association (GNMA) II	4.000%	10/20/54	33,300,000	32,198,541 (e)
Government National Mortgage Association (GNMA) II	4.500%	10/20/54	11,300,000	11,158,980 (e)
Government National Mortgage Association (GNMA) II	5.000%	10/20/54	49,700,000	49,787,343 (e)
Government National Mortgage Association (GNMA) II	5.500%	10/20/54	200,000	201,957 (e)
Total GNMA				437,542,591

Total Mortgage-Backed Securities (Cost — $2,164,864,603)				2,089,616,815
Collateralized Mortgage Obligations(f) — 16.3%
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	6.792%	1/15/37	8,094,632	8,090,584 (a)(b)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	7.325%	6/17/39	8,624,659	8,655,363 (a)(b)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
BANK, 2017-BNK5 A4	3.131%	6/15/60	$7,112,366	$6,874,742
BANK, 2020-BN29 C	3.135%	11/15/53	1,930,000	1,555,017 (b)
BANK, 2021-BN36 XA, IO	1.000%	9/15/64	43,605,838	1,638,921 (b)
BANK, 2022-BNK44 A5	5.936%	11/15/55	7,280,000	7,892,245 (b)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	3,870,000	3,180,995
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.202%	4/15/54	21,826,465	1,134,520 (b)
BHMS, 2018-ATLS A (1 mo. Term SOFR + 1.547%)	6.644%	7/15/35	16,379,000	16,379,039 (a)(b)
BMP, 2024-MF23 A (1 mo. Term SOFR + 1.372%)	6.468%	6/15/41	9,480,000	9,476,307 (a)(b)
BOCA Commercial Mortgage Trust, 2024-BOCA A (1 mo. Term SOFR + 1.921%)	7.017%	8/15/41	12,910,000	12,936,496 (a)(b)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	6.109%	2/15/39	15,184,712	15,109,959 (a)(b)
BX Commercial Mortgage Trust, 2023-XL3 A (1 mo. Term SOFR + 1.761%)	6.858%	12/9/40	7,900,830	7,938,063 (a)(b)
BX Commercial Mortgage Trust, 2024-XL5 A (1 mo. Term SOFR + 1.392%)	6.488%	3/15/41	3,726,007	3,731,408 (a)(b)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	6.097%	1/15/39	20,360,000	20,246,809 (a)(b)
BX Trust, 2024-VLT4 B (1 mo. Term SOFR + 1.941%)	7.037%	7/15/29	16,140,000	16,172,458 (a)(b)
CAMB Commercial Mortgage Trust, 2019-LIFE A (1 mo. Term SOFR + 1.367%)	6.464%	12/15/37	12,690,000	12,687,293 (a)(b)
CIM Trust, 2024-R1 A1	4.750%	6/25/64	25,112,220	24,997,756 (a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,773,000	1,770,468
Citigroup Commercial Mortgage Trust, 2016-C2 B	3.176%	8/10/49	6,920,000	6,551,952
Citigroup Commercial Mortgage Trust, 2017-B1 A3	3.197%	8/15/50	8,466,910	8,200,510
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	8,956,000	8,686,028
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,421,795 (b)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	12,700,000	11,897,360
COLT Mortgage Loan Trust, 2022-2 A1, Step bond (2.994% to 2/25/26 then 3.994%)	2.994%	2/25/67	13,589,866	12,977,355 (a)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	4,057,000	3,710,478 (a)(b)
Commercial Mortgage Trust, 2015-CR24 AM	4.028%	8/10/48	7,541,000	7,438,839 (b)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	8,430,000	7,085,549 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	5,660,000	6,023,245 (a)
CSAIL Commercial Mortgage Trust, 2019-C15 A4	4.053%	3/15/52	13,433,000	13,174,538
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	10,825,657	10,501,023 (a)(b)
CSMC Trust, 2017-RPL1 M1	2.976%	7/25/57	22,223,700	19,418,271 (a)(b)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	10,930,394	10,055,232 (a)(b)
CSMC Trust, 2019-NQM1 A1	3.656%	10/25/59	2,041,956	2,014,680 (a)
CSMC Trust, 2020-FACT A (1 mo. Term SOFR + 1.714%)	6.811%	10/15/37	6,040,000	5,865,640 (a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	2,052,705	1,727,421 (a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	18,719,829	16,665,620 (a)(b)
CSMC Trust, 2021-RPL1 A1	4.067%	9/27/60	8,482,728	8,459,176 (a)(b)
CSMC Trust, 2021-RPL4 A1	4.074%	12/27/60	12,282,815	12,248,751 (a)(b)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	12,469,129	11,338,371 (a)(b)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	9.041%	1/9/25	17,000,000	14,513,750 (a)(b)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	29,789,432	27,130,011 (a)(b)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,320,000	1,221,023 (b)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	10,590,000	11,118,746 (a)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	15,054,098	13,781,155 (a)(b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	5.419%	6/25/34	15,238	14,066 (b)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AF1 (1 mo. Term SOFR + 0.404%)	5.501%	4/15/36	$1,150,618	$1,012,069 (a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	20,652,271	18,294,044 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	10,000,000	540,097 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	9,000,000	719,247 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020- ML07 XUS, IO	2.016%	10/25/36	16,607,596	2,325,894 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019- RR01 X, IO	1.534%	6/25/28	15,700,000	729,219 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K062 X1, IO	0.408%	12/25/26	247,315,061	1,421,839 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.082%	5/25/29	19,323,615	688,336 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.376%	6/25/29	10,114,000	526,708 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K105 X1, IO	1.642%	1/25/30	37,095,959	2,444,501 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K106 X1, IO	1.439%	1/25/30	25,602,424	1,508,134 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K121 X1, IO	1.115%	10/25/30	1,469,281	71,466 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K133 X1, IO	0.442%	9/25/31	76,821,667	1,590,401 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K145 X1, IO	0.430%	6/25/55	24,030,468	530,763 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K146 X1, IO	0.352%	6/25/32	56,345,381	980,573 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K147 X1, IO	0.489%	6/25/32	22,932,424	589,246 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K148 X1, IO	0.391%	7/25/32	74,827,306	1,440,964 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K149 X1, IO	0.404%	8/25/32	33,783,584	698,722 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.739%	10/25/26	39,502,384	393,353 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K741 X1, IO	0.648%	12/25/27	17,823,266	269,153 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.862%	3/25/28	18,318,936	315,857 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1511 X1, IO	0.928%	3/25/34	3,528,308	178,274 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1515 X1, IO	1.635%	2/25/35	25,457,670	2,770,935 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.628%	5/25/35	7,399,090	862,014 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.578%	2/25/36	14,907,420	556,552 (b)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.362%	6/25/27	$7,481,906	$171,164 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	7,057,000	6,914,542
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	1,146,083	1,181,803
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	288,107	293,617
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 30 Day Average SOFR + 6.376%)	1.033%	12/15/41	187,449	23,874 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 30 Day Average SOFR + 5.936%)	0.593%	8/15/39	372,597	40,517 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	2,758,539	2,512,618
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	1,821,297	1,659,771
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	1,527,735	1,360,834
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	1,275,900	1,071,043
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4992 PI, IO, PAC	2.500%	7/25/50	2,992,596	367,052
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5063 AI, IO	2.000%	1/25/51	7,468,956	1,007,425
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5068 AI, IO	3.000%	11/25/50	7,008,271	1,166,143
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	1,848,710	1,628,322
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5129 KI, IO	4.000%	11/25/49	1,719,186	257,979
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	23,878,191	3,351,989
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5168 CI, IO	4.000%	11/25/51	12,656,317	2,648,810
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5173 LI, IO	2.500%	5/25/50	3,508,412	555,024
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5180 IN, IO	3.000%	7/25/51	12,377,577	2,525,137
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5181 AI, IO	2.500%	3/25/49	1,739,702	246,026
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5190 GI, IO	2.500%	10/25/48	13,260,614	1,790,563
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	687,594	86,759
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	2,051,419	399,774
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	21,428,000	20,124,222
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5261 IB, IO	3.000%	1/25/50	4,844,257	790,811
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5282 GI, IO	4.000%	2/25/50	4,010,371	818,571
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 KI, IO	2.000%	2/25/51	20,157,896	2,630,224
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5389 IA, IO	2.500%	10/25/51	3,368,436	584,636
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5389 IB, IO	2.500%	10/25/51	3,046,999	401,982
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5397 IC, IO	3.500%	4/25/52	19,215,112	3,464,784
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.580%	8/25/33	15,400,800	15,767,346 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	6.780%	10/25/41	23,510,000	23,651,126 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	8.180%	4/25/42	18,635,625	19,297,454 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 MT	3.000%	11/25/63	6,104,019	5,219,781
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	52,560	1,690
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.643%	8/15/44	177,200	24,500 (b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C14, IO	4.000%	11/15/52	4,191,790	980,675
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C17, IO	4.500%	11/15/52	467,726	112,289
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C1, IO	1.500%	2/25/52	$2,816,313	$277,720
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C9, IO	2.000%	3/25/52	6,759,744	928,071
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	8.380%	3/25/42	11,510,000	12,003,307 (a)(b)
Federal National Mortgage Association (FNMA) ACES, 2015-M7 X2, IO	0.573%	12/25/24	62,854,637	770 (b)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	3,603,726
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.936%	6/25/34	3,410,281	121,259 (b)
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	1,359,687	1,219,174
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.597%	12/25/33	36,491,659	2,367,597 (b)
Federal National Mortgage Association (FNMA) Grantor Trust, 2017-T1 A	2.898%	6/25/27	1,314,763	1,269,497
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 30 Day Average SOFR + 6.366%)	1.085%	4/25/40	237,617	31,384 (b)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	919,453	911,856
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	371,708	386,042
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	335,721	356,409
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	128,946	140,543
Federal National Mortgage Association (FNMA) REMIC, 2012-74 OA, PO	0.000%	3/25/42	20,637	18,172
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	41,275	37,303
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	11,064	103
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	6,967,169	6,413,802
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.755%	12/25/42	237,735	37,501 (b)
Federal National Mortgage Association (FNMA) REMIC, 2013-26 HI, IO	3.000%	4/25/32	30,254	861
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	716,475	128,947
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.755%	6/25/43	808,549	102,252 (b)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.555%	12/25/43	1,742,113	215,008 (b)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	1,510,989	1,342,270
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	734,642	691,394
Federal National Mortgage Association (FNMA) REMIC, 2020-37 IM, IO	4.000%	6/25/50	17,282,107	3,430,514
Federal National Mortgage Association (FNMA) REMIC, 2020-45 AI, IO	4.000%	7/25/50	1,448,303	283,876
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	4,400,000	3,565,473
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	4,700,280	4,147,447
Federal National Mortgage Association (FNMA) REMIC, 2020-71 IA, IO	2.000%	3/25/41	6,884,681	217,912
Federal National Mortgage Association (FNMA) REMIC, 2020-73 KI, IO	3.000%	10/25/50	592,305	108,055
Federal National Mortgage Association (FNMA) REMIC, 2021-3 NI, IO	2.500%	2/25/51	15,948,352	2,299,376
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	19,800,182	3,015,885
Federal National Mortgage Association (FNMA) REMIC, 2021-4 GI, IO, PAC	3.000%	2/25/51	3,758,633	644,745
Federal National Mortgage Association (FNMA) REMIC, 2021-8 DI, IO, PAC	3.500%	3/25/51	2,034,454	426,511
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	5,650,149	4,707,099
Federal National Mortgage Association (FNMA) REMIC, 2021-44 MI, IO	2.500%	7/25/51	876,739	153,490
Federal National Mortgage Association (FNMA) REMIC, 2021-61 PI, IO, PAC	2.500%	9/25/51	1,727,597	187,922
Federal National Mortgage Association (FNMA) REMIC, 2021-63 QI, IO, PAC	2.500%	6/25/51	1,591,893	204,251
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	1,427,339	1,272,744
Federal National Mortgage Association (FNMA) REMIC, 2021-89 AI, IO	2.500%	4/25/48	4,139,907	591,283
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal National Mortgage Association (FNMA) REMIC, 2023-48 IA, IO	2.500%	12/25/50	$2,235,739	$317,597
Federal National Mortgage Association (FNMA) REMIC, 2024-18 IO, IO	4.000%	11/25/49	2,833,800	462,610
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	25,652	4,806 (b)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	24,150	4,987 (b)
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	599,722	110,331
Federal National Mortgage Association (FNMA) STRIPS, 427 C21, IO	2.000%	3/25/50	22,927,944	2,726,162
Federal National Mortgage Association (FNMA) STRIPS, 428 C14, IO	2.500%	1/25/48	6,537,451	753,211
Federal National Mortgage Association (FNMA) STRIPS, 429 C10, IO	1.500%	4/25/37	30,031,632	1,778,651
Federal National Mortgage Association (FNMA) STRIPS, 436 C32, IO	2.000%	10/25/52	19,400,792	2,289,850
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	347,171,466	1,404,170 (a)
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	5,204,173	5,304,499 (a)(b)
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. Term SOFR + 6.436%)	1.475%	6/20/40	810,845	118,445 (b)
Government National Mortgage Association (GNMA), 2012-27 IO, IO	0.218%	4/16/53	4,628,143	9,402 (b)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.030%	3/16/49	837,199	65 (b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.108%	2/16/53	4,117,363	14,011 (b)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	0.989%	10/16/42	373,444	51,751 (b)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.052%	10/16/48	21,381,962	26,458 (b)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.568%	11/16/47	7,199,072	139,948 (b)
Government National Mortgage Association (GNMA), 2013-107 AD	2.797%	11/16/47	2,644,393	2,407,579 (b)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.013%	2/16/46	2,093,702	45,081 (b)
Government National Mortgage Association (GNMA), 2014-17 AM	3.536%	6/16/48	70,087	67,436 (b)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.156%	2/16/48	562,318	2,355 (b)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.627%	9/16/55	2,973,697	75,101 (b)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	82,758	9
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.370%	8/16/54	4,394,545	41,770 (b)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.208%	4/16/55	9,477,020	76,068 (b)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	5,946,346	1,096,993
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.889%	10/16/46	1,766,255	311,034 (b)
Government National Mortgage Association (GNMA), 2016-152 IO, IO	0.766%	8/15/58	11,035,152	449,216 (b)
Government National Mortgage Association (GNMA), 2017-7 IO, IO	0.559%	12/16/58	25,348,661	780,034 (b)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.446%	8/16/58	4,796,589	115,090 (b)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.702%	2/16/57	6,756,249	259,306 (b)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.567%	7/16/58	2,297,214	61,737 (b)
Government National Mortgage Association (GNMA), 2017-50 IO, IO	0.594%	1/16/57	11,571,126	414,862 (b)
Government National Mortgage Association (GNMA), 2017-53 IO, IO	0.526%	11/16/56	33,148,101	993,502 (b)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.526%	2/16/59	4,154,848	128,074 (b)
Government National Mortgage Association (GNMA), 2017-132 IA, IO	4.500%	9/20/47	1,085,483	198,568
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.504%	4/16/57	5,596,780	163,230 (b)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.520%	12/16/59	12,651,820	439,533 (b)
Government National Mortgage Association (GNMA), 2017-171 IO, IO	0.653%	9/16/59	9,850,644	403,036 (b)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.619%	3/16/60	1,246,142	46,172 (b)
Government National Mortgage Association (GNMA), 2017-H11 IO, IO	1.733%	5/20/67	11,274,000	440,082 (b)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	1.066%	11/20/67	324,106	12,730 (b)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	$1,021,402	$921,134
Government National Mortgage Association (GNMA), 2018-45 IO, IO	0.542%	3/16/59	22,166,015	775,254 (b)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	1,963,835	1,795,891
Government National Mortgage Association (GNMA), 2020-157 IO, IO	0.936%	6/16/62	16,783,358	1,154,067 (b)
Government National Mortgage Association (GNMA), 2020-187 MI, IO, PAC	3.000%	12/20/50	2,738,192	497,342
Government National Mortgage Association (GNMA), 2020-195 IO, IO	0.927%	12/16/62	24,315,858	1,645,916 (b)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. Term SOFR + 0.564%)	5.917%	7/20/70	20,776,240	20,476,258 (b)
Government National Mortgage Association (GNMA), 2021-2 AH	1.500%	6/16/63	827,139	641,384
Government National Mortgage Association (GNMA), 2021-9 MI, IO	2.500%	1/20/51	36,847,244	5,121,365
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	1,023,223	785,831
Government National Mortgage Association (GNMA), 2021-26 AI, IO	2.000%	2/20/51	4,595,523	581,352
Government National Mortgage Association (GNMA), 2021-45 IO, IO	0.813%	4/16/63	7,041,444	435,883 (b)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.873%	10/16/62	13,922,801	882,390 (b)
Government National Mortgage Association (GNMA), 2021-71 IO, IO	0.863%	10/16/62	12,372,764	797,866 (b)
Government National Mortgage Association (GNMA), 2021-77 LC, PAC	1.250%	7/20/50	3,273,859	2,629,056
Government National Mortgage Association (GNMA), 2021-84 ED	1.000%	7/16/60	1,091,983	803,979
Government National Mortgage Association (GNMA), 2021-124 IO, IO	1.036%	10/16/62	2,533,344	177,332 (b)
Government National Mortgage Association (GNMA), 2021-134 CI, IO	1.427%	6/16/61	2,834,805	219,617 (b)
Government National Mortgage Association (GNMA), 2021-134 HI, IO	1.432%	6/16/61	16,198,884	1,263,349 (b)
Government National Mortgage Association (GNMA), 2021-147 KI	1.144%	6/16/61	18,200,049	1,474,249 (b)
Government National Mortgage Association (GNMA), 2021-159 JI, IO, PAC	2.500%	6/20/51	6,381,970	611,169
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	4,853,901	4,076,786
Government National Mortgage Association (GNMA), 2021-218 IO, IO	0.964%	10/16/61	2,791,162	205,394 (b)
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	19,734,866	17,570,273
Government National Mortgage Association (GNMA), 2022-50 NI, IO	3.000%	9/20/48	3,010,987	443,518
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	13,286,616	11,554,998
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	1,000,000	835,608
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	10,400,000	9,699,492
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	13,181,814	11,240,253
Government National Mortgage Association (GNMA), 2023-80 IA, IO	4.500%	10/20/47	3,910,723	708,190
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	44,226,710	34,768,895
GS Mortgage Securities Corp. Trust, 2018-RIVR D (1 mo. Term SOFR + 1.631%)	6.728%	7/15/35	7,033,000	196,875 (a)(b)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. Term SOFR + 1.847%)	6.944%	9/15/31	9,631,274	6,926,133 (a)(b)
GS Mortgage Securities Corp. Trust, 2018-SRP5 B (1 mo. Term SOFR + 3.047%)	8.144%	9/15/31	1,780,272	654,033 (a)(b)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	10,290,000	9,981,614
HGI CRE CLO Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.164%)	6.261%	6/16/36	624,282	622,721 (a)(b)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	4.285%	9/25/35	10,954	9,019 (b)
INTOWN Mortgage Trust, 2022-STAY A (1 mo. Term SOFR + 2.489%)	7.586%	8/15/39	6,000,000	6,027,356 (a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	9.193%	5/15/28	2,186,936	1,883,421 (a)(b)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.415%	2/17/39	13,010,000	13,001,869 (a)(b)
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond (4.892% to 1/25/25 then 5.892%)	4.892%	10/25/66	12,492,607	12,500,848 (a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	5.319%	5/25/35	306,796	153,753 (a)(b)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1	6.003%	12/25/35	10,460	5,205 (b)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
MHC Commercial Mortgage Trust, 2021-MHC A (1 mo. Term SOFR + 0.915%)	6.012%	4/15/38	$9,324,114	$9,287,452 (a)(b)
MHC Trust, 2021-MHC2 A (1 mo. Term SOFR + 0.964%)	6.061%	5/15/38	3,401,454	3,388,203 (a)(b)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.147%)	6.244%	11/15/34	1,971,021	1,963,642 (a)(b)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.169%	3/15/52	39,537,312	1,436,371 (b)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.701%	7/25/35	207,597	182,835 (b)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV2 A1	6.500%	2/25/54	24,598,772	25,017,517 (a)(b)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV3 A1	6.500%	6/25/54	20,944,233	21,266,418 (a)(b)
MSWF Commercial Mortgage Trust, 2023-2 A5	6.014%	12/15/56	11,240,000	12,401,292 (b)
NAAC Reperforming Loan REMIC Certificates Trust, 2004-R3 A1	6.500%	2/25/35	88,129	75,595 (a)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	5,375,491	5,252,606 (a)(b)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	6,558,876	6,318,109 (a)(b)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	8,605,336	7,621,534 (a)(b)
New Residential Mortgage Loan Trust, 2022-NQM3 A1, Step bond (3.900% to 5/25/26 then 4.990%)	3.900%	4/25/62	6,971,777	6,689,617 (a)
NJ Trust, 2023-GSP A	6.697%	1/6/29	9,530,000	10,120,464 (a)(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	46,269	23,506
NYC Trust, 2024-3ELV A (1 mo. Term SOFR + 1.991%)	7.087%	8/15/29	5,160,000	5,193,124 (a)(b)
NYMT Loan Trust, 2022-CP1 A1	2.042%	7/25/61	11,566,284	10,791,701 (a)
OBX Trust, 2021-NQM3 A3	1.362%	7/25/61	4,856,801	4,055,631 (a)(b)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	10,915,729	9,845,889 (a)(b)
OPG Trust, 2021-PORT A (1 mo. Term SOFR + 0.598%)	5.695%	10/15/36	13,303,741	13,177,781 (a)(b)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	6.915%	9/17/39	6,350,000	6,359,144 (a)(b)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	9,315,998	7,860,447 (a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	7,396,760	6,268,758 (a)(b)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	9,733,730	8,606,601 (a)(b)
SBALR Commercial Mortgage Trust, 2020-RR1 A3	2.825%	2/13/53	14,443,707	12,398,272 (a)
SG Residential Mortgage Trust, 2022-2 A1	5.353%	8/25/62	26,814,432	26,844,861 (a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	8.102%	1/15/27	11,250,000	10,584,176 (a)(b)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	6.097%	1/15/39	20,410,000	20,247,143 (a)(b)
Soho Trust, 2021-SOHO A	2.786%	8/10/38	9,000,000	6,206,865 (a)(b)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	6.692%	11/15/38	3,805,202	3,774,984 (a)(b)
Towd Point Mortgage Trust, 2022-4 A1	3.750%	9/25/62	13,009,225	12,508,879 (a)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,430,000	1,295,148 (b)
UBS Commercial Mortgage Trust, 2018-C15 C	5.310%	12/15/51	2,960,000	2,749,514 (b)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	2,250,000	1,819,382 (a)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR9 1A7	6.577%	9/25/33	4,259	4,242 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2007-HY4 4A1	4.973%	9/25/36	50,623	45,042 (b)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 B	3.959%	12/15/47	2,066,000	2,051,008
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	7,160,000	6,940,124
Wells Fargo Commercial Mortgage Trust, 2021-C60 XA, IO	1.624%	8/15/54	96,416,681	7,086,790 (b)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 A	3.084%	12/15/39	7,480,000	6,554,206 (a)
Wells Fargo Commercial Mortgage Trust, 2024-C63 A5	5.309%	8/15/57	7,500,000	7,895,874
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,611,000	2,545,462

Total Collateralized Mortgage Obligations (Cost — $1,239,180,783)				1,185,218,516
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government & Agency Obligations — 14.7%
U.S. Government Agencies — 0.3%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	$18,010,000	$20,851,421
U.S. Government Obligations — 14.4%
U.S. Treasury Bonds	3.375%	8/15/42	100,000,000	90,279,297
U.S. Treasury Bonds	4.000%	11/15/42	137,500,000	135,351,562 (g)
U.S. Treasury Bonds	3.875%	2/15/43	66,470,000	64,143,550
U.S. Treasury Bonds	3.875%	5/15/43	28,060,000	27,024,191
U.S. Treasury Bonds	4.375%	8/15/43	67,000,000	68,914,473
U.S. Treasury Bonds	4.625%	5/15/44	66,170,000	70,150,539
U.S. Treasury Bonds	4.125%	8/15/44	3,580,000	3,552,591
U.S. Treasury Bonds	3.000%	2/15/49	17,870,000	14,472,606
U.S. Treasury Bonds	1.375%	8/15/50	14,000,000	7,716,406
U.S. Treasury Bonds	1.625%	11/15/50	177,590,000	104,493,679
U.S. Treasury Bonds	1.875%	2/15/51	210,000,000	131,639,649
U.S. Treasury Bonds	4.750%	11/15/53	18,000,000	19,887,891 (h)
U.S. Treasury Bonds	4.250%	2/15/54	18,290,000	18,644,369 (i)
U.S. Treasury Bonds	4.625%	5/15/54	6,250,000	6,780,762
U.S. Treasury Notes	3.750%	8/15/27	2,720,000	2,733,281
U.S. Treasury Notes	3.500%	9/30/31	72,170,000	72,040,319
U.S. Treasury Notes	3.875%	8/15/33	99,070,000	99,894,293
U.S. Treasury Notes	4.500%	11/15/33	10,000,000	10,562,891
U.S. Treasury Notes	4.000%	2/15/34	77,030,000	78,372,007
U.S. Treasury Notes	3.875%	8/15/34	21,960,000	22,116,122
Total U.S. Government Obligations				1,048,770,478

Total U.S. Government & Agency Obligations (Cost — $1,179,236,649)				1,069,621,899
Asset-Backed Securities — 8.4%
AIMCO CLO Ltd., 2024-22A A (3 mo. Term SOFR + 1.500%)	6.827%	4/19/37	7,990,000	8,033,941 (a)(b)
AMMC CLO Ltd., 2012-11A A1R2 (3 mo. Term SOFR + 1.272%)	6.527%	4/30/31	553,142	553,756 (a)(b)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. Term SOFR + 1.149%)	6.004%	7/25/32	9,973	10,984 (b)
Apidos CLO, 2021-35A A (3 mo. Term SOFR + 1.312%)	6.594%	4/20/34	4,300,000	4,303,551 (a)(b)
Arbys Funding LLC, 2020-1A A2	3.237%	7/30/50	864,000	826,129 (a)
Ares CLO Ltd., 2022-63A A1A (3 mo. Term SOFR + 1.380%)	6.662%	4/20/35	9,450,000	9,454,524 (a)(b)
Argent Securities Trust, 2006-W4 A2B (1 mo. Term SOFR + 0.334%)	5.189%	5/25/36	91,261	22,277 (b)
Balboa Bay Loan Funding Ltd., 2021-2A A1 (3 mo. Term SOFR + 1.432%)	6.714%	1/20/35	10,520,000	10,528,341 (a)(b)
Battery Park CLO Ltd., 2019-1A AR (3 mo. Term SOFR + 1.400%)	6.701%	7/15/36	5,000,000	5,016,105 (a)(b)
Bayview Opportunity Master Fund LLC, 2024-EDU1 A (30 Day Average SOFR + 1.450%)	6.730%	6/25/47	9,100,703	9,127,237 (a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	7.043%	1/15/35	14,260,000	14,270,111 (a)(b)
Birch Grove CLO Ltd., 2022-4A A1R (3 mo. Term SOFR + 1.480%)	6.781%	7/15/37	5,000,000	5,021,249 (a)(b)
Birch Grove CLO Ltd., 2023-6A A1 (3 mo. Term SOFR + 2.200%)	7.482%	7/20/35	13,470,000	13,596,822 (a)(b)
Birch Grove CLO Ltd., 2023-7A A1 (3 mo. Term SOFR + 1.800%)	7.082%	10/20/36	8,310,000	8,366,508 (a)(b)
Blackbird Capital II Aircraft Lease Ltd., 2021-1A A	2.443%	7/15/46	9,914,949	9,147,783 (a)
BlueMountain CLO Ltd., 2021-31A A1 (3 mo. Term SOFR + 1.412%)	6.691%	4/19/34	830,000	831,300 (a)(b)
Brightwood Capital MM CLO Ltd., 2023-1A A1A (3 mo. Term SOFR + 2.750%)	8.079%	10/15/35	4,610,000	4,672,921 (a)(b)
Canyon CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.442%)	6.743%	7/15/34	4,530,000	4,534,827 (a)(b)
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.961%	10/20/37	21,390,000	21,448,805 (a)(b)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	6.667%	7/17/34	$5,000,000	$5,012,750 (a)(b)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	5,514,461	5,353,772 (a)
CIFC Funding Ltd., 2015-4A A1A2 (3 mo. Term SOFR + 1.332%)	6.614%	4/20/34	3,100,000	3,104,615 (a)(b)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	6.369%	12/28/48	5,284,977	5,283,144 (a)(b)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	2,887,142	2,657,191 (a)
Columbia Cent CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.600%)	6.899%	4/20/37	3,000,000	3,014,998 (a)(b)
Commonbond Student Loan Trust, 2020-1 A	1.690%	10/25/51	3,906,685	3,460,197 (a)
Credit-Based Asset Servicing and Securitization LLC, 1999-3 A	—	2/3/29	617	482 *(a)(b)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	4,965,197	4,454,145 (a)
Dryden CLO Ltd., 2021-87A A1 (3 mo. Term SOFR + 1.362%)	6.490%	5/20/34	17,280,000	17,296,842 (a)(b)
ELFI Graduate Loan Program LLC, 2023-A A	6.370%	2/4/48	12,333,747	12,796,867 (a)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	6.802%	4/20/37	8,610,000	8,633,675 (a)(b)
Empower CLO Ltd., 2023-2A A1 (3 mo. Term SOFR + 2.200%)	7.501%	7/15/36	10,100,000	10,244,510 (a)(b)
Empower CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.600%)	6.911%	4/25/37	7,500,000	7,547,222 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	288,963	280,955
Fortress Credit BSL Ltd., 2019-1A A2 (3 mo. Term SOFR + 2.262%)	7.545%	7/23/32	6,717,000	6,726,074 (a)(b)
GoldenTree Loan Management US CLO Ltd., 2019-4A ARR (3 mo. Term SOFR + 1.150%)	6.433%	4/24/31	13,877,549	13,884,528 (a)(b)
Golub Capital Partners CLO Ltd., 2015-25A AR (3 mo. Term SOFR + 1.642%)	6.884%	5/5/30	1,821,521	1,821,945 (a)(b)
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. Term SOFR + 1.752%)	7.036%	10/25/34	11,580,000	11,588,257 (a)(b)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	7.235%	4/25/36	4,440,000	4,461,544 (a)(b)
Goodgreen Trust, 2017-2A A	3.260%	10/15/53	599,587	559,341 (a)
Goodgreen Trust, 2019-2A A	2.760%	4/15/55	3,524,394	3,114,696 (a)
Greywolf CLO Ltd., 2015-1A A1R (3 mo. Term SOFR + 1.422%)	6.706%	1/27/31	6,334,229	6,339,277 (a)(b)
Hertz Vehicle Financing LLC, 2022-2A C	2.950%	6/26/28	5,200,000	4,839,260 (a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	8,320,468	7,136,956 (a)
Jack in the Box Funding LLC, 2022-1A A2I	3.445%	2/26/52	10,193,500	9,753,638 (a)
JGWPT LLC, 2015-1A B	4.250%	9/17/74	954,459	846,470 (a)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	6.674%	1/21/35	6,660,000	6,667,660 (a)(b)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	7,149,787	6,164,294 (a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	4,747,342	3,916,548 (a)
M&T Equipment Notes, 2024-1A A4	4.940%	8/18/31	6,360,000	6,456,891 (a)
Madison Park Funding Ltd., 9A AR2 (3 mo. Term SOFR + 1.252%)	6.313%	5/28/30	763,412	764,232 (a)(b)
Magnetite Ltd., 2021-29A BR (3 mo. Term SOFR + 1.750%)	6.992%	7/15/37	2,970,000	2,969,757 (a)(b)
MAPS Trust, 2021-1A A	2.521%	6/15/46	2,945,726	2,749,094 (a)
Midocean Credit CLO, 2017-7A BR (3 mo. Term SOFR + 1.862%)	7.163%	7/15/29	4,000,000	4,003,708 (a)(b)
MMAF Equipment Finance LLC, 2024-A A4	5.100%	7/13/49	7,140,000	7,331,771 (a)
Mosaic Solar Loan Trust, 2024-1A A	5.500%	9/20/49	2,944,244	2,957,083 (a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	7.144%	10/20/30	6,090,000	6,095,363 (a)(b)
Navient Private Education Loan Trust, 2020-A A2B (1 mo. Term SOFR + 1.014%)	6.111%	11/15/68	288,168	287,124 (a)(b)
Navient Private Education Refi Loan Trust, 2020-BA A2	2.120%	1/15/69	1,288,930	1,226,322 (a)
Navient Student Loan Trust, 2023-BA A1B (30 Day Average SOFR + 1.700%)	7.042%	3/15/72	2,483,543	2,504,161 (a)(b)
Nelnet Student Loan Trust, 2015-2A A2 (30 Day Average SOFR + 0.714%)	5.995%	9/25/42	2,160,993	2,153,154 (a)(b)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	6.105%	4/20/62	12,321,000	12,221,053 (a)(b)
Oaktree CLO Ltd., 2024-25A A (3 mo. Term SOFR + 1.550%)	6.854%	4/20/37	9,230,000	9,282,960 (a)(b)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Ocean Trails CLO Ltd., 2023-14A A1 (3 mo. Term SOFR + 2.000%)	7.282%	1/20/35	$6,000,000	$6,019,116 (a)(b)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	6.846%	11/16/36	20,000,000	20,136,151 (a)(b)
OHA Credit Funding Ltd., 2020-7A AR (3 mo. Term SOFR + 1.300%)	6.579%	2/24/37	16,090,000	16,098,189 (a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. Term SOFR + 1.302%)	6.403%	5/23/31	4,404,173	4,412,621 (a)(b)
Owl Rock CLO Ltd., 2020-3A AR (3 mo. Term SOFR + 1.850%)	7.149%	4/20/36	8,200,000	8,237,417 (a)(b)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. Term SOFR + 1.412%)	6.528%	11/14/34	15,000,000	15,027,750 (a)(b)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.342%)	6.624%	7/20/34	16,170,000	16,182,027 (a)(b)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	7.112%	1/20/37	26,700,000	26,960,300 (a)(b)
Reese Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.392%)	6.693%	10/15/34	26,300,000	26,317,732 (a)(b)
Renew, 2023-1A A	5.900%	11/20/58	1,748,157	1,792,554 (a)
Shackleton CLO Ltd., 2013-3A AR (3 mo. Term SOFR + 1.382%)	6.683%	7/15/30	247,903	248,092 (a)(b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	9.961%	10/15/41	5,903,183	6,184,578 (a)(b)
SMB Private Education Loan Trust, 2020-PTA B	2.500%	9/15/54	10,000,000	8,644,557 (a)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	635,478	590,150 (a)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. Term SOFR + 0.914%)	6.011%	1/15/53	2,519,695	2,494,333 (a)(b)
SMB Private Education Loan Trust, 2021-C C	3.000%	1/15/53	10,956,071	9,649,640 (a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	707,891	657,020 (a)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. Term SOFR + 0.914%)	5.769%	2/25/34	1,590,118	1,583,508 (b)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	3,420,065	3,205,842 (a)
Symphony CLO Ltd., 2023-40A A1 (3 mo. Term SOFR + 1.640%)	6.941%	1/14/34	6,830,000	6,844,804 (a)(b)
Textainer Marine Containers Ltd., 2024-1A A	5.250%	8/20/49	4,960,000	4,997,567 (a)
THL Credit Lake Shore MM CLO Ltd., 2019-1A A1R (3 mo. Term SOFR + 1.962%)	7.263%	4/15/33	6,500,000	6,506,417 (a)(b)
Thrust Engine Leasing DAC, 2021-1A A	4.163%	7/15/40	8,954,768	8,578,246 (a)
Trinitas CLO Ltd., 2023-25A A1 (3 mo. Term SOFR + 1.850%)	7.133%	1/23/37	7,330,000	7,398,005 (a)(b)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	1,151,058	1,082,783
US Bank NA, 2023-1 B	6.789%	8/25/32	9,687,312	9,835,399 (a)
Wachovia Student Loan Trust, 2006-1 A6 (90 Day Average SOFR + 0.432%)	5.791%	4/25/40	643,610	635,056 (a)(b)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. Term SOFR + 1.482%)	6.765%	10/24/34	13,330,000	13,353,675 (a)(b)
Whitebox CLO Ltd., 2023-4A A1 (3 mo. Term SOFR + 2.150%)	7.432%	4/20/36	10,240,000	10,303,752 (a)(b)

Total Asset-Backed Securities (Cost — $618,936,892)				611,708,978
Sovereign Bonds — 1.8%
Chile — 0.0%††
Chile Government International Bond, Senior Notes	3.100%	1/22/61	3,790,000	2,532,604
Colombia — 0.4%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	10,460,000	7,237,504
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	25,289,000	18,718,241
Total Colombia				25,955,745
India — 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	5,059,000	4,971,150 (a)
Israel — 0.3%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	23,140,000	20,310,267
Israel Government International Bond, Senior Notes	4.500%	4/3/2120	1,330,000	981,657
Total Israel				21,291,924
Kazakhstan — 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	14,202,000	14,172,407 (a)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mexico — 0.7%
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	$13,874,000	$11,782,892
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	47,900,000	36,914,144
Total Mexico				48,697,036
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	2.780%	12/1/60	3,260,000	1,975,217
Peruvian Government International Bond, Senior Notes	3.600%	1/15/72	7,880,000	5,418,685
Total Peru				7,393,902
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	1,870,000	2,328,658

Total Sovereign Bonds (Cost — $142,346,399)				127,343,426
U.S. Treasury Inflation Protected Securities — 1.5%
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	1,946,996	1,762,125
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	35,701,332	34,463,181
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/34	70,198,772	71,943,553

Total U.S. Treasury Inflation Protected Securities (Cost — $109,161,967)				108,168,859
Municipal Bonds — 0.0%††
Illinois — 0.0%††
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	3,000	3,131
Ohio — 0.0%††
American Municipal Power-Ohio Inc., OH, Revenue, Taxable-combined Hydroelectric Projects Build America Bonds, Series B	7.834%	2/15/41	134,000	169,160

Total Municipal Bonds (Cost — $182,162)				172,291
Total Investments before Short-Term Investments (Cost — $7,942,521,428)				7,537,251,982
			Shares
Short-Term Investments — 7.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $524,541,638)	4.886%		524,541,638	524,541,638 (j)(k)
Total Investments — 110.9% (Cost — $8,467,063,066)				8,061,793,620
Liabilities in Excess of Other Assets — (10.9)%				(789,646,348)
Total Net Assets — 100.0%				$7,272,147,272

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Bond Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2024, the Fund held TBA securities with a total cost of $792,551,733.
(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(i)	All or a portion of this security is held at the broker as collateral for TBAs.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2024, the total market value of investments in Affiliated Companies was $524,541,638 and the cost was $524,541,638 (Note 2).

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
GO	—	General Obligation
GTD	—	Guaranteed
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At September 30, 2024, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call (Premiums received — $1,862,107)	12/13/24	$97.125	3,431	$8,577,500	$(107,219)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

 Western Asset Core Bond Fund
At September 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	3,815	3/26	$914,863,373	$925,137,500	$10,274,127
U.S. Treasury 5-Year Notes	14,354	12/24	1,579,354,433	1,577,257,855	(2,096,578)
U.S. Treasury 10-Year Notes	8,422	12/24	966,168,987	962,476,688	(3,692,299)
					4,485,250
Contracts to Sell:
3-Month SOFR	770	3/25	183,855,133	184,723,000	(867,867)
U.S. Treasury 2-Year Notes	466	12/24	97,198,069	97,040,860	157,209
U.S. Treasury Long-Term Bonds	2,515	12/24	315,833,552	312,331,562	3,501,990
U.S. Treasury Ultra Long-Term Bonds	1,217	12/24	164,157,328	161,975,094	2,182,234
					4,973,566
Net unrealized appreciation on open futures contracts					$9,458,816

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At September 30, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
	$674,678,000	4/30/31	4.200% annually	Daily SOFR Compound annually	$(36,807,434)	$(11,646,150)	$(25,161,284)
	103,440,000	5/15/48	3.150% annually	Daily SOFR Compound annually	4,363,608	12,188,178	(7,824,570)
Total	$778,118,000				$(32,443,826)	$542,028	$(32,985,854)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Bank of America N.A. (PrimeX.FRM.1), 4.420%, due 7/25/36	$198,707	7/25/36	4.420% monthly	$19,894	$8,509	$11,385(a)(b)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.43 Index	$1,145,515,000	12/20/29	1.000% quarterly	$25,610,628	$25,735,690	$(125,062)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Bond Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
(a)	Swap contract is valued using significant unobservable inputs (Note 1).
(b)	Swap contract is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	4.960%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Core Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$2,345,401,198	—	$2,345,401,198
Mortgage-Backed Securities	—	2,089,616,815	—	2,089,616,815
Collateralized Mortgage Obligations	—	1,185,218,516	—	1,185,218,516
U.S. Government & Agency Obligations	—	1,069,621,899	—	1,069,621,899
Asset-Backed Securities	—	611,708,978	—	611,708,978
Sovereign Bonds	—	127,343,426	—	127,343,426
U.S. Treasury Inflation Protected Securities	—	108,168,859	—	108,168,859
Municipal Bonds	—	172,291	—	172,291
Total Long-Term Investments	—	7,537,251,982	—	7,537,251,982
Short-Term Investments†	$524,541,638	—	—	524,541,638
Total Investments	$524,541,638	$7,537,251,982	—	$8,061,793,620
Other Financial Instruments:
Futures Contracts††	$16,115,560	—	—	$16,115,560
OTC Credit Default Swaps on Credit Indices — Sell Protection‡	—	—	$19,894	19,894
Total Other Financial Instruments	$16,115,560	—	$19,894	$16,135,454
Total	$540,657,198	$7,537,251,982	$19,894	$8,077,929,074
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$107,219	—	—	$107,219
Futures Contracts††	6,656,744	—	—	6,656,744
Centrally Cleared Interest Rate Swaps††	—	$32,985,854	—	32,985,854
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	125,062	—	125,062
Total	$6,763,963	$33,110,916	—	$39,874,879

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset Management Company, LLC. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The

Western Asset Core Bond Fund 2024 Quarterly Report

following companies were considered affiliated companies for all or some portion of the period ended September 30, 2024. The following transactions were effected in such companies for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares/ Face Amount	Proceeds	Shares/ Face Amount
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$6,007,969	—	—	$6,000,000	6,000,000
Western Asset Premier Institutional Government Reserves, Premium Shares	193,162,949	$5,784,014,795	5,784,014,795	5,452,636,106	5,452,636,106
	$199,170,918	$5,784,014,795		$5,458,636,106

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	—	$82,583	$(7,969)	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	9,125,806	—	$524,541,638
	—	$9,208,389	$(7,969)	$524,541,638

Western Asset Core Bond Fund 2024 Quarterly Report